Schedule of Investments (unaudited) June 30, 2020	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
Acacia Communications Inc.(a)	30,545	$2,052,319
Arista Networks Inc.(a)(b)	17,731	3,724,042
Calix Inc.(a)	71,201	1,060,895
Ciena Corp.(a)	74,306	4,024,413
Cisco Systems Inc.	88,837	4,143,358
CommScope Holding Co. Inc.(a)	216,653	1,804,719
EchoStar Corp., Class A(a)	66,735	1,865,911
F5 Networks Inc.(a)	28,213	3,935,149
Harmonic Inc.(a)(b)	139,589	663,048
Infinera Corp.(a)(b)	232,309	1,375,269
Inseego Corp.(a)(b)	100,132	1,161,531
InterDigital Inc.	38,426	2,176,064
Juniper Networks Inc.	88,300	2,018,538
Lumentum Holdings Inc.(a)	27,967	2,277,353
Motorola Solutions Inc.	28,509	3,994,966
NETGEAR Inc.(a)(b)	42,708	1,105,710
NetScout Systems Inc.(a)	81,925	2,094,003
Plantronics Inc.	48,217	707,826
Ribbon Communications Inc.(a)	129,729	509,835
Ubiquiti Inc.	12,300	2,147,088
ViaSat Inc.(a)(b)	51,722	1,984,573
Viavi Solutions Inc.(a)	164,441	2,094,978

		46,921,588

Total Common Stocks — 99.9% (Cost: $58,676,209)		46,921,588

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	3,301,425	$3,305,717
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	48,000	48,000

		3,353,717

Total Short -Term Investments — 7.1% (Cost: $3,351,640)		3,353,717

Total Investments in Securities — 107.0% (Cost: $62,027,849)		50,275,305

Other Assets, Less Liabilities — (7.0)%		(3,281,869)

Net Assets — 100.0%		$46,993,436

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,761,684	(1,460,259)	3,301,425	$3,305,717	$15,195	(b)	$6,291		$696
BlackRock Cash Funds: Treasury, SL Agency Shares	48,000	—	48,000	48,000	27		—		—

				$3,353,717	$15,222		$6,291		$696

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	09/18/20	$72	$972

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® North American Tech-Multimedia Networking ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,921,588	$—	$—	$46,921,588
Money Market Funds	3,353,717	—	—	3,353,717

	$50,275,305	$—	$—	$50,275,305

Derivative financial instruments(a)
Assets
Futures Contracts	$972	$—	$—	$972

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2